Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful life	December 31, 2021	December 31, 2020
Office equipment and furniture	3 - 5 Years	$166,979	$142,482
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	92,358	90,246
Software	1 - 3 Years	13,018	12,721
Finance lease right-of-use asset	4 Years	165,242	-
		437,597	245,449
Less: accumulated depreciation		(170,164)	(142,567)
		$267,433	$102,882